INCOME TAXES - Deferred income tax assets not recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred income tax assets not recognized	$ 191,114	$ 143,825
Property, plant and equipment
INCOME TAXES
Deferred income tax assets not recognized	15,893	9,323
Embedded Derivatives
INCOME TAXES
Deferred income tax assets not recognized	19,521	0
Tax losses-capital
INCOME TAXES
Deferred income tax assets not recognized	43,121	44,381
Tax losses-operating
INCOME TAXES
Deferred income tax assets not recognized	109,736	86,494
Tax credits
INCOME TAXES
Deferred income tax assets not recognized	1,719	2,500
Other deductible temporary differences
INCOME TAXES
Deferred income tax assets not recognized	$ 1,124	$ 1,127